Leases (Lease Cost and Other Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 4,323
Variable lease expense	501
Amortization costs related to the intangible assets and liabilities	176
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$ 3,511
Weighted Average Remaining Lease Term	73 years
Weighted Average Discount Rate	5.17%